Schedule IV - Summary of Reinsurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Jan. 01, 2022	[1]
Disclosure of Reinsurance Transactions [line items]
Gross amount				€ 15,444
Ceded to other companies	€ 16,608	€ 16,939	[1]	3,518	€ 21,322
Net amount				11,926
Net insurance revenue & insurance service expenses	160	155
Net income / (expenses) on reinsurance held	182	275
Life insurance in force [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount	813,550	905,455		977,293
Ceded to other companies	(366,577)	(541,793)		611,912
Assumed from other companies	273,421	342,375		397,882
Net amount	€ 720,394	€ 706,037		€ 763,263
% of amount assumed to net	38.00%	48.00%		52.00%
Life [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount				€ 13,400
Ceded to other companies				3,326
Net amount				10,074
Net insurance revenue & insurance service expenses	€ (121)	€ 188
Net income / (expenses) on reinsurance held	221	306
Non life [member]
Disclosure of Reinsurance Transactions [line items]
Gross amount				2,044
Ceded to other companies				192
Net amount				€ 1,852
Net insurance revenue & insurance service expenses	281	(33)
Net income / (expenses) on reinsurance held	€ (39)	€ (31)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.